Deferred Taxation - Deferred tax liabilities and assets, prior to offsetting of balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	$ 5,832	$ 5,435
Deferred tax assets	(5,714)	(4,899)
Charged/(credited) to the income statement	(289)	516
Tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	(1,847)	(1,894)
Charged/(credited) to the income statement	164	(30)
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	(1,810)	(1,585)
Charged/(credited) to the income statement	(175)	(19)
Capital allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	4,742	4,408
Deferred tax assets	(604)	(154)
Charged/(credited) to the income statement	(181)	461
Unremitted earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	411	454
Capitalised interest
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	387	259
Unrealised exchange losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	3	5
Deferred tax assets	(176)	(187)
Charged/(credited) to the income statement	21	57
Tax on unremitted earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Charged/(credited) to the income statement	5	(33)
Post-retirement benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	(346)	(293)
Charged/(credited) to the income statement	18	30
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	289	309
Deferred tax assets	(931)	(786)
Charged/(credited) to the income statement	$ (141)	$ 50